Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Promissorynote	Dec. 31, 2020 USD ($)
Other Borrowed Funds [Abstract]
Other borrowings	$ 19,614	$ 27,863
FHLB Advances - variable rate loans	0
Cash management advances, maximum borrowing amount	$ 100,000
Cash management advances, maturity period	90 days
Number of promissory notes payable to related parties | Promissorynote	6
Scheduled Repayments of FHLB Advances [Abstract]
2022	$ 3,140
2023	2,891
2024	1,693
2025	1,560
2026	1,434
Thereafter	8,896
Other borrowings	$ 19,614	$ 27,863
Minimum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	1.53%
Maximum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	2.97%
Weighted Average [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	2.39%	2.40%
Mortgage Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 265,850
Commercial Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	37,091
FHLB Stock [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	5,125
Cash management advances, maximum borrowing amount	176,096
Cash management advances, available borrowing amount	90,241
FHLB Borrowings [Member]
Other Borrowed Funds [Abstract]
Other borrowings	17,476	$ 24,665
Scheduled Repayments of FHLB Advances [Abstract]
2022	2,109
2023	1,784
2024	1,693
2025	1,560
2026	1,434
Thereafter	8,896
Other borrowings	17,476	24,665
Promissory Notes [Member]
Other Borrowed Funds [Abstract]
Other borrowings	$ 2,138	$ 3,198
Maturity date of promissory notes issued	Mar. 13, 2023
Weighted average interest rate	1.23%	2.20%
Notes payable to related parties	$ 2,138
Notes payable to other banks	0	$ 0
Scheduled Repayments of FHLB Advances [Abstract]
2022	1,031
2023	1,107
2024	0
2025	0
2026	0
Thereafter	0
Other borrowings	$ 2,138	3,198
Promissory Notes [Member] | Minimum [Member]
Other Borrowed Funds [Abstract]
Interest rate	1.00%
Promissory Notes [Member] | Maximum [Member]
Other Borrowed Funds [Abstract]
Interest rate	1.30%
FHLB Line of Credit [Member]
Other Borrowed Funds [Abstract]
Letters of credit issued	$ 68,380	$ 76,740